Non-trading securities - Fair value and gross unrealized losses of non-trading securities (Detail) - Insurance subsidiary [Member] ¥ in Millions	12 Months Ended
Mar. 31, 2017 JPY (¥)
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	¥ 60,476
Less than 12 months, Gross unrealized losses	1,735
More than 12 months, Fair value	0
More than 12 months, Gross unrealized losses	0
Total, Fair value	60,476
Total, Gross unrealized losses	1,735
Japanese government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	27,318
Less than 12 months, Gross unrealized losses	585
More than 12 months, Fair value	0
More than 12 months, Gross unrealized losses	0
Total, Fair value	27,318
Total, Gross unrealized losses	585
Foreign government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	3,366
Less than 12 months, Gross unrealized losses	198
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	3,366
Total, Gross unrealized losses	198
Corporate bonds [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	28,398
Less than 12 months, Gross unrealized losses	930
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	28,398
Total, Gross unrealized losses	930
Equity securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	1,394
Less than 12 months, Gross unrealized losses	22
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	1,394
Total, Gross unrealized losses	¥ 22